Leases - Statement of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of Right of use assets	$ (6,662)	$ (8,072)	$ (3,644)
Unwinding of long-term liabilities (included in Financial results)	(1,453)	(1,247)	(419)
Expenses related to short-term leases (included in Production and operating cost and Administrative expenses)	(1,101)	(1,317)	(13,463)
Expenses related to low-value leases (include in Administrative expenses)	(906)	(736)	(314)
Production facilities and machinery [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of Right of use assets	(5,526)	(6,472)	(1,834)
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of Right of use assets	$ (1,136)	$ (1,600)	$ (1,810)